Note 6. Accrued Expenses (Details) - Accrued Expenses (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Abstract]
Payroll & related costs	$ 418	$ 92
Sales commissions	167	139
Ocean Freight	150	180
Sales Tax	125	163
Warranty	71	71
Other accrued expenses	514	395
Total	$ 1,445	$ 1,040